12 - OPTIONS (Tables)	9 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Number of shares outstanding

	Number of Shares	Weighted Avg. Exercise Price
Options outstanding at December 31, 2015	150,000	2.67
Granted	975,700	$6.79
Exercised	-	-
Cancelled / Expired	(55,000)	4.19
Outstanding at September 30, 2016	1,070,700	$6.34

	Number of	Weighted Avg.
	Shares	Exercise Price

None outstanding at March 31, 2015	—	—

Granted	150,000	$2.67

Exercised	—	—

Outstanding at December 31, 2015	150,000	$2.67

Outstanding and exercisable options

Average Exercise Price	Number of Shares	Remaining Average Contractual Life (in years)	Exercise Price times number of Shares	Weighted Average Exercise Price	Intrinsic Value
$2.00	100,000	3.65	$200,000	$2.00	$500,000

Average Exercise Price	Number of Shares	Remaining Average Contractual Life (in years)	Exercise Price times number of Shares	Weighted Average Exercise Price	Intrinsic Value
$3.00	150,000	4.56	$400,500	$2.67	$57,856
	150,000		$400,500	$2.67	$57,856